Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 14,310,000	$ 8,270,000	$ 740,000	$ 22,580,000
Caraiba
Total	8,730,000	5,620,000	140,000	14,490,000
Xavantina
Total	$ 5,580,000	$ 2,650,000	110,000	8,340,000
Tucuma
Total			$ 490,000	$ 490,000